Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)
Subordinated Liabilities [Line Items]
Face value	$ 21,343,075		$ 25,192,367
Total	8,500		8,377
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total	8,500		8,377
Subordinated debt [member] | Debentures Series 20 [member]
Subordinated Liabilities [Line Items]
Face value	$ 150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%	8.25%
Redeemable at our option beginning in	Not redeemable
Total	$ 147		147
Subordinated debt [member] | 3.803% Subordinated Notes due 2032 [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250
Maturity date	December 2032
Interest rate (%)	3.803%	3.803%
Subordinated Borrowings Reset Spread Rate	1.43%
Redeemable at our option beginning in	December 2027
Total	$ 1,656		1,602
Subordinated debt [member] | Series J Medium-Term Notes, Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250
Maturity date	June 2030
Interest rate (%)	2.077%	2.077%
Redeemable at our option beginning in	June 2025
Total			1,237
Subordinated debt [member] | Series K Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000
Maturity date	July 2031
Interest rate (%)	1.928%	1.928%
Redeemable at our option beginning in	July 2026
Total	$ 959		992
Subordinated debt [member] | 3.088% Subordinated Notes due 2037 [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250
Maturity date	January 2037
Interest rate (%)	3.088%	3.088%
Subordinated Borrowings Reset Spread Rate	1.40%
Redeemable at our option beginning in	January 2032
Total	$ 1,551		1,466
Subordinated debt [member] | Series L Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 750
Maturity date	October 2032
Interest rate (%)	6.534%	6.534%
Subordinated Borrowings Reset Spread Rate	2.70%
Redeemable at our option beginning in	October 2027
Total	$ 749		732
Subordinated debt [member] | Series M Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,150
Maturity date	September 2033
Interest rate (%)	6.034%	6.034%
Subordinated Borrowings Reset Spread Rate	2.02%
Redeemable at our option beginning in	September 2028
Total	$ 1,190		1,202
Subordinated debt [member] | Series M Medium-Term Notes, Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000
Maturity date	July 2034
Interest rate (%)	4.976%	4.976%
Subordinated Borrowings Reset Spread Rate	1.63%
Redeemable at our option beginning in	July 2029
Total	$ 999		$ 999
Subordinated debt [member] | Series N MediumTerm Notes, First Tranche [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250
Maturity date	March 2035
Interest rate (%)	4.077%	4.077%
Subordinated Borrowings Reset Spread Rate	1.54%
Redeemable at our option beginning in	March 2030
Total	$ 1,249